Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Turnover	€ 25,623	€ 25,506	[1]
Operating profit	4,885	4,762	[1],[2]
Net finance costs	(302)	(277)	[1]
Pensions and similar obligations	74	62	[1]
Finance income	180	161	[1]
Finance costs	(556)	(500)	[1]
Net monetary loss arising from hyperinflationary economies	(85)	(25)	[1],[2]
Share of net profit of joint ventures and associates	140	146	[1]
Other income (loss) from non-current investments and associates	21	(31)	[1]
Profit before taxation	4,659	4,575	[1]
Taxation	(1,368)	(1,164)	[1]
Net profit from continuing operations	3,291	3,411	[1],[2]
Profit after taxation from discontinued operations	(11)	400	[1]
Gain on disposal of discontinued operations	299	0	[1]
Net profit from discontinued operations	288	400	[1]
Total net profit	3,579	3,811	[3]
Attributable to:
Non-controlling interests	263	299	[1]
Shareholders’ equity	3,316	3,512	[1]
Total profit attributable to shareholders’ equity arises from:
Continuing operations	3,024	3,125	[1]
Discontinued operations	292	387	[1]
Total profit attributable to non-controlling interests arises from:
Continuing operations	267	286	[1]
Discontinued operations	€ (4)	€ 13	[1]
Basic earnings per share (euros)
Basic earnings per share (in euros per share)	€ 1.52	€ 1.60	[1]
Basic earnings per share from continuing operations (in euros per share)	1.39	1.43	[1]
Basic earnings per share from discontinued operations (in euros per share)	0.13	0.18	[1]
Diluted earnings per share (euros)
Diluted earnings per share (in euros per share)	1.52	1.60	[1]
Diluted earnings per share from continuing operations (in euros per share)	1.38	1.42	[1]
Diluted earnings per share from discontinued operations (in euros per share)	€ 0.13	€ 0.18	[1]

[1]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.
[2]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.
[3]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.